Financial Liabilities - Gold Key Lease - Additional Information (Detail) (Gold Key Lease [Member]) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD
Debt Instrument [Line Items]
Asset-backed securitization facilities	$ 4.7	5.0